AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 67.6%
Industrial – 40.2%
Basic – 2.4%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$2,000	$1,912,480
Freeport-McMoRan, Inc. 4.125%, 03/01/2028	2,000	1,969,440
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	1,000	982,390
Westlake Corp. 3.60%, 08/15/2026	3,000	2,965,950
WRKCo, Inc. 3.90%, 06/01/2028	1,000	984,910
4.00%, 03/15/2028	2,000	1,975,520

		10,790,690

Capital Goods – 5.9%
Boeing Co. (The) 2.196%, 02/04/2026	2,000	1,973,600
3.25%, 03/01/2028	1,000	966,760
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	2,000	2,008,460
4.70%, 11/15/2029	1,000	1,014,920
CNH Industrial Capital LLC 4.50%, 10/08/2027	2,000	1,996,340
CRH SMW Finance DAC 5.20%, 05/21/2029	2,000	2,050,560
John Deere Capital Corp. 4.50%, 01/16/2029	1,000	1,006,990
Northrop Grumman Corp. 3.20%, 02/01/2027	1,000	982,670
3.25%, 01/15/2028	3,000	2,924,430
Republic Services, Inc. 2.30%, 03/01/2030	4,000	3,646,000
4.875%, 04/01/2029	1,000	1,018,690
RTX Corp. 3.125%, 05/04/2027	2,000	1,956,920
4.125%, 11/16/2028	2,000	1,986,080
5.75%, 11/08/2026	1,000	1,014,850
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(a)	2,000	2,010,480

		26,557,750

Communications - Telecommunications – 1.4%
AT&T, Inc. 1.65%, 02/01/2028	1,000	936,190
T-Mobile USA, Inc. 2.625%, 04/15/2026	3,402	3,355,631
TELUS Corp. 2.80%, 02/16/2027	2,000	1,949,040

		6,240,861

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 2.5%
American Honda Finance Corp. 2.00%, 03/24/2028	$1,000	$938,770
2.25%, 01/12/2029	1,000	927,950
Aptiv Swiss Holdings Ltd. 4.65%, 09/13/2029	2,000	1,988,700
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	2,000	1,876,820
2.90%, 02/10/2029	3,000	2,728,950
4.95%, 05/28/2027	779	772,596
General Motors Financial Co., Inc. 4.30%, 04/06/2029	1,000	981,920
4.90%, 10/06/2029	1,000	998,380

		11,214,086

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,717,592

Consumer Cyclical - Other – 0.9%
Las Vegas Sands Corp. 3.50%, 08/18/2026	2,000	1,968,260
Marriott International, Inc./MD 4.875%, 05/15/2029	2,000	2,019,720

		3,987,980

Consumer Cyclical - Restaurants – 1.3%
McDonald’s Corp. 2.125%, 03/01/2030	3,000	2,713,440
3.50%, 03/01/2027	1,000	986,920
3.50%, 07/01/2027	1,000	985,490
Starbucks Corp. 4.50%, 05/15/2028	1,000	1,003,170

		5,689,020

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 0.875%, 04/15/2026	1,000	973,210

Consumer Non-Cyclical – 8.7%
Altria Group, Inc. 4.80%, 02/14/2029	1,000	1,007,280
Amgen, Inc. 2.20%, 02/21/2027	3,000	2,901,750
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	1,000	981,200
3.25%, 03/27/2030	4,000	3,801,120
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,239,442
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	1,000	987,220
CVS Health Corp. 2.875%, 06/01/2026	2,000	1,971,720
3.25%, 08/15/2029	1,000	947,540
General Mills, Inc. 2.875%, 04/15/2030	1,000	927,310
3.20%, 02/10/2027	2,000	1,963,960
Gilead Sciences, Inc. 4.80%, 11/15/2029	1,000	1,015,580

	Principal Amount (000)	U.S. $ Value

Haleon US Capital LLC 3.375%, 03/24/2027	$1,000	$983,410
3.375%, 03/24/2029	2,000	1,932,100
HCA, Inc. 4.125%, 06/15/2029	1,000	980,420
Hershey Co. (The) 4.55%, 02/24/2028	1,000	1,009,680
IQVIA, Inc. 5.70%, 05/15/2028	1,000	1,024,230
Kellanova 3.40%, 11/15/2027	1,000	979,130
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,000	987,150
3.875%, 05/15/2027	3,000	2,963,280
Mondelez International, Inc. 2.625%, 03/17/2027	2,000	1,944,480
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,998,540
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	46	45,350
Sysco Corp. 2.40%, 02/15/2030	1,000	911,440
3.75%, 10/01/2025	2,500	2,495,250
Tyson Foods, Inc. 4.35%, 03/01/2029	2,000	1,984,320

		38,982,902

Energy – 5.2%
BP Capital Markets America, Inc. 3.937%, 09/21/2028	1,000	988,220
ConocoPhillips Co. 4.70%, 01/15/2030	1,000	1,011,360
Continental Resources, Inc./OK 4.375%, 01/15/2028	4,000	3,936,400
Diamondback Energy, Inc. 3.25%, 12/01/2026	2,000	1,967,500
5.20%, 04/18/2027	2,000	2,021,020
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,000	942,200
EQT Corp. 3.90%, 10/01/2027	747	736,505
MPLX LP 1.75%, 03/01/2026	2,000	1,966,100
Occidental Petroleum Corp. 5.20%, 08/01/2029	1,000	1,002,820
ONEOK, Inc. 4.35%, 03/15/2029	3,000	2,972,580
4.55%, 07/15/2028	1,000	1,001,040
Targa Resources Corp. 6.15%, 03/01/2029	1,000	1,047,020
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(b)	2,000	1,848,560
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,000	987,740
Williams Cos., Inc. (The) 5.40%, 03/02/2026	1,000	1,004,430

		23,433,495

	Principal Amount (000)	U.S. $ Value

Services – 1.3%
Expedia Group, Inc. 4.625%, 08/01/2027	$1,000	$1,000,980
Global Payments, Inc. 1.20%, 03/01/2026	2,000	1,958,860
Mastercard, Inc. 3.35%, 03/26/2030	1,000	960,260
PayPal Holdings, Inc. 2.85%, 10/01/2029	1,000	941,220
S&P Global, Inc. 2.70%, 03/01/2029	1,000	945,770

		5,807,090

Technology – 9.0%
Analog Devices, Inc. 1.70%, 10/01/2028	1,000	923,760
3.45%, 06/15/2027	1,000	986,260
Autodesk, Inc. 2.85%, 01/15/2030	3,000	2,798,040
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	1,000	978,460
Broadcom, Inc. 1.95%, 02/15/2028(b)	1,000	942,440
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	4,000	3,894,640
Cisco Systems, Inc. 4.55%, 02/24/2028	1,000	1,009,620
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,000	2,006,360
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	3,000	2,939,220
Intel Corp. 2.60%, 05/19/2026	2,000	1,967,880
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,981,980
3.50%, 05/15/2029	2,000	1,938,180
Jabil, Inc. 3.95%, 01/12/2028	3,000	2,958,030
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	999,260
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	2,000	1,978,640
Oracle Corp. 2.65%, 07/15/2026	3,000	2,946,660
2.95%, 04/01/2030	1,000	930,470
QUALCOMM, Inc. 1.30%, 05/20/2028	3,000	2,782,740
Salesforce, Inc. 1.50%, 07/15/2028	1,000	929,760
VMware LLC 1.40%, 08/15/2026	5,000	4,843,550

		40,735,950

	Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.4%
Southwest Airlines Co. 3.00%, 11/15/2026	$2,000	$1,956,240

Transportation - Services – 0.6%
Ryder System, Inc. 1.75%, 09/01/2026	3,000	2,910,510

		180,997,376

Financial Institutions – 22.6%
Banking – 15.9%
Ally Financial, Inc. 6.992%, 06/13/2029	2,000	2,102,340
Banco Santander SA 3.80%, 02/23/2028	3,000	2,944,920
4.175%, 03/24/2028	1,000	992,720
Bank of America Corp. 1.734%, 07/22/2027	1,000	972,460
3.97%, 03/05/2029	1,000	987,490
Series N 1.658%, 03/11/2027	2,000	1,963,980
Barclays PLC 4.972%, 05/16/2029	4,000	4,034,280
5.086%, 02/25/2029	1,000	1,010,990
Capital One Financial Corp. 3.75%, 03/09/2027	2,000	1,978,620
3.80%, 01/31/2028	1,000	985,130
Capital One NA 3.45%, 07/27/2026	3,385	3,350,236
Citigroup, Inc. 1.122%, 01/28/2027	2,000	1,964,580
3.52%, 10/27/2028	1,000	978,040
3.668%, 07/24/2028	3,000	2,950,350
3.887%, 01/10/2028	2,000	1,979,420
3.98%, 03/20/2030	1,000	978,670
4.075%, 04/23/2029	1,000	988,020
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	3,000	2,910,510
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	1,000	968,530
4.387%, 06/15/2027	1,000	997,410
HSBC Holdings PLC 2.013%, 09/22/2028	1,000	947,250
4.041%, 03/13/2028	1,000	990,590
ING Groep NV 5.363% (SOFR + 1.01%), 04/01/2027(c)	1,350	1,354,104
JPMorgan Chase & Co. 2.182%, 06/01/2028	6,500	6,246,240
4.005%, 04/23/2029	1,000	988,170
4.203%, 07/23/2029	2,500	2,483,125
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	4,200	4,081,014
Morgan Stanley 0.985%, 12/10/2026	1,000	986,860
Series G 1.512%, 07/20/2027	6,000	5,822,760
3.772%, 01/24/2029	2,000	1,967,040

	Principal Amount (000)	U.S. $ Value

Santander Holdings USA, Inc. 6.565%, 06/12/2029	$1,000	$1,045,990
Synchrony Bank 5.625%, 08/23/2027	1,000	1,017,080
Synchrony Financial 3.95%, 12/01/2027	1,000	981,020
5.15%, 03/19/2029	2,000	2,006,980
Toronto-Dominion Bank (The) 1.25%, 09/10/2026	1,000	965,500
UBS AG/Stamford CT 1.25%, 08/07/2026	1,000	969,010
Wells Fargo & Co. 2.393%, 06/02/2028	2,000	1,925,380
3.196%, 06/17/2027	1,000	988,230

		71,805,039

Brokerage – 0.7%
Charles Schwab Corp. (The) 5.643%, 05/19/2029	1,000	1,033,190
Nomura Holdings, Inc. 2.329%, 01/22/2027	2,000	1,934,480

		2,967,670

REITs – 6.0%
American Homes 4 Rent LP 4.90%, 02/15/2029	1,000	1,009,370
American Tower Corp. 1.50%, 01/31/2028	1,000	930,370
3.80%, 08/15/2029	1,000	970,680
Boston Properties LP 4.50%, 12/01/2028	1,000	990,420
Brixmor Operating Partnership LP 4.125%, 05/15/2029	1,000	982,720
Crown Castle, Inc. 1.05%, 07/15/2026	2,000	1,934,040
2.90%, 03/15/2027	2,000	1,946,500
EPR Properties 4.50%, 06/01/2027	1,000	992,040
Equinix, Inc. 1.45%, 05/15/2026	3,000	2,924,070
ERP Operating LP 2.50%, 02/15/2030	2,000	1,837,220
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	3,000,300
Realty Income Corp. 3.10%, 12/15/2029	1,000	945,740
3.40%, 01/15/2030	1,000	956,470
Simon Property Group LP 1.375%, 01/15/2027	1,000	957,420
2.45%, 09/13/2029	4,000	3,712,320
Welltower OP LLC 3.10%, 01/15/2030	1,000	944,810
4.125%, 03/15/2029	1,000	989,070
4.25%, 04/15/2028	1,000	998,130

		27,021,690

		101,794,399

	Principal Amount (000)	U.S. $ Value

Utility – 4.8%
Electric – 4.8%
American Electric Power Co., Inc. 3.20%, 11/13/2027	$2,000	$1,946,960
Commonwealth Edison Co. 2.20%, 03/01/2030	2,000	1,814,600
Series 122 2.95%, 08/15/2027	1,000	973,420
Consumers Energy Co. 4.60%, 05/30/2029	1,000	1,007,890
Dominion Energy, Inc.
Series C 3.375%, 04/01/2030	2,000	1,898,540
Series D 2.85%, 08/15/2026	1,000	982,210
Entergy Corp. 2.95%, 09/01/2026	1,000	982,020
Entergy Mississippi LLC 2.85%, 06/01/2028	3,000	2,886,000
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,953,520
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	1,000	963,750
Pacific Gas & Electric Co. 5.55%, 05/15/2029	1,000	1,019,170
PacifiCorp 5.10%, 02/15/2029	2,000	2,034,600
Southern California Edison Co. 5.85%, 11/01/2027	1,000	1,022,170
Xcel Energy, Inc. 1.75%, 03/15/2027	1,000	956,770
4.75%, 03/21/2028	1,000	1,006,410

		21,448,030

Total Corporates - Investment Grade (cost $302,472,612)		304,239,805

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 12.5%
United States – 12.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.499%, 10/01/2025	435	433,329
Antonio B Won Pat International Airport Authority (Prerefunded - US Treasuries) Series 2021-A 2.499%, 10/01/2025	305	303,857
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,355	1,368,282

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (State of California Lease) Series 2024 4.917%, 04/01/2027	$3,900	$3,933,983
City of Detroit MI (City of Detroit MI) Series 2023-B 6.844%, 05/01/2028	590	607,169
City of New York NY (City of New York NY) Series 2021 0.982%, 08/01/2025	380	380,000
Series 2024-D 4.38%, 10/01/2029	2,350	2,357,457
City of San Antonio TX (City of San Antonio TX) Series 2023 5.635%, 02/01/2026	3,000	3,002,737
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,000	977,809
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023 4.738%, 11/01/2026	1,125	1,131,687
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-B 4.053%, 06/01/2028	1,040	1,038,332
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	965,927
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	8,100	7,286,349
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-B 2.75%, 07/01/2030	1,200	1,096,262
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038	2,925	2,809,040
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	2,825	2,830,507
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	2,955	3,115,121
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2021 1.897%, 01/01/2027	385	371,627

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029	$3,000	$3,153,134
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 4.927%, 03/01/2026	1,050	1,051,377
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2019 2.556%, 12/01/2025	760	755,475
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	3,000	3,028,973
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.558% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	980	974,307
State of California (State of California) Series 2023 5.10%, 03/01/2029	2,000	2,052,740
State of Hawaii (State of Hawaii) Series 2023-G 4.588%, 10/01/2026	2,000	2,009,017
State of Illinois (State of Illinois) Series 2024-A 5.256%, 05/01/2026	5,000	5,027,228
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.75%, 05/01/2028	2,000	2,034,516
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	2,740	2,465,549

Total Local Governments - US Municipal Bonds (cost $56,677,500)		56,561,791

ASSET-BACKED SECURITIES – 4.3%
Autos - Fixed Rate – 2.7%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	3,000	3,027,540
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	131	127,850

	Principal Amount (000)	U.S. $ Value

Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	$1,148	$1,163,081
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	3,938	3,948,781
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	77	77,268
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(b)	1,911	1,911,658
Series 2025-2A, Class B 5.34%, 09/17/2029(b)	1,000	1,003,135
Series 2025-2A, Class C 5.43%, 04/15/2031(b)	292	293,541
Series 2025-2A, Class D 5.91%, 04/15/2031(b)	159	159,993
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	331	334,287

		12,047,134

Other ABS - Fixed Rate – 1.6%
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(b)	31	31,017
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	396	393,039
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	711	712,850
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	778	725,533
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,075	2,101,301
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	100	100,038
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	1,312	1,280,766
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(b)	81	81,924
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	1,765	1,799,177

	Principal Amount (000)	U.S. $ Value

Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	$46	$45,774

		7,271,419

Total Asset-Backed Securities (cost $19,280,445)		19,318,553

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Risk Share Floating Rate – 2.7%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.85% (CME Term SOFR + 2.50%), 04/25/2043(b) (c)	540	547,833
Series 2023-R04, Class 1M1 6.65% (CME Term SOFR + 2.30%), 05/25/2043(b) (c)	1,278	1,303,212
Series 2023-R05, Class 1M1 6.25% (CME Term SOFR + 1.90%), 06/25/2043(b) (c)	1,481	1,495,840
Series 2023-R06, Class 1M1 6.05% (CME Term SOFR + 1.70%), 07/25/2043(b) (c)	474	476,409
Series 2023-R07, Class 2M1 6.30% (CME Term SOFR + 1.95%), 09/25/2043(b) (c)	597	600,967
Series 2024-R03, Class 2M1 5.50% (CME Term SOFR + 1.15%), 03/25/2044(b) (c)	1,223	1,225,013
Series 2024-R04, Class 1M1 5.45% (CME Term SOFR + 1.10%), 05/25/2044(b) (c)	1,061	1,061,142
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 6.45% (CME Term SOFR + 2.10%), 03/25/2043(b) (c)	241	244,970
Series 2023-DNA2, Class M1A 6.45% (CME Term SOFR + 2.10%), 04/25/2043(b) (c)	997	1,014,278
Series 2023-HQA1, Class M1A 6.35% (CME Term SOFR + 2.00%), 05/25/2043(b) (c)	1,328	1,342,140
Series 2023-HQA2, Class M1A 6.35% (CME Term SOFR + 2.00%), 06/25/2043(b) (c)	666	669,383
Series 2024-HQA2, Class M1 5.55% (CME Term SOFR + 1.20%), 08/25/2044(b) (c)	2,103	2,104,395
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.214% (CME Term SOFR + 6.86%), 08/25/2028(c)	63	65,024
Series 2016-C02, Class 1M2
10.464% (CME Term SOFR + 6.11%), 09/25/2028(c)	33	33,755

		12,184,361

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034	$6	$6,489

Total Collateralized Mortgage Obligations (cost $12,098,872)		12,190,850

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Communications - Media – 0.6%
Discovery Communications LLC 3.95%, 03/20/2028	1,604	1,543,834
4.125%, 05/15/2029	1,000	931,530
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	316	309,686

Total Corporates - Non-Investment Grade (cost $2,788,364)		2,785,050

	Shares

SHORT-TERM INVESTMENTS – 11.7%
Investment Companies – 11.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(d) (e) (f) (cost $49,528,983)	49,528,983	49,528,983

	Principal Amount (000)

Short-Term Municipal Notes – 0.7%
Other – 0.7%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 4.65%, 06/30/2028(b) (cost $3,000,000)	$3,000	3,000,000

Total Short-Term Investments (cost $52,528,983)		52,528,983

Total Investments – 99.4% (cost $445,846,776)(g)		447,625,032
Other assets less liabilities – 0.6%		2,692,050

Net Assets – 100.0%		$450,317,082

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	60,000	06/06/2027	1 Day SOFR	3.663%	Annual	$(167,549)	$—	$(167,549)
USD	25,000	06/06/2030	3.591%	1 Day SOFR	Annual	35,702	—	35,702

						$(131,847)	$—	$(131,847)

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $31,493,002 or 7.0% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,580,426 and gross unrealized depreciation of investments was $(934,017), resulting in net unrealized appreciation of $1,646,409.

Glossary:

ABS – Asset-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$304,239,805	$—	$304,239,805
Local Governments - US Municipal Bonds	—	56,561,791	—	56,561,791
Asset-Backed Securities	—	19,318,553	—	19,318,553
Collateralized Mortgage Obligations	—	12,190,850	—	12,190,850
Corporates - Non-Investment Grade	—	2,785,050	—	2,785,050
Short-Term Investments:
Investment Companies	49,528,983	—	—	49,528,983
Short-Term Municipal Notes	—	3,000,000	—	3,000,000

Total Investments in Securities	49,528,983	398,096,049	—	447,625,032
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	35,702	—	35,702
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(167,549)	—	(167,549)

Total	$49,528,983	$397,964,202	$—	$447,493,185

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2025 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$47,983	$54,522	$52,976	$49,529	$420